CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 141		$ 357,989	$ (20,091)	$ (1,569)	$ (201,392)	$ 135,078
Balance, shares at Dec. 31, 2013	52,457,168
Exercise of options and RSU's	$ 1						1
Exercise of options and RSU's, shares	573,698
Issuance of shares, net of $400 issuance expenses	$ 70		45,079				45,149
Issuance of shares, net of $400 issuance expenses, shares	24,100,000
Share-based compensation expense			3,345				3,345
Other comprehensive income (loss), net					(2,542)		(2,542)
Net income (loss)						(76,479)	(76,479)
Balance at Dec. 31, 2014	$ 212		406,413	(20,091)	(4,111)	(277,871)	104,552
Balance, shares at Dec. 31, 2014	77,130,866
Exercise of options and RSU's	$ 2		136				$ 138
Exercise of options and RSU's, shares	505,998						125,000
Share-based compensation expense			1,625				$ 1,625
Other comprehensive income (loss), net					(4,505)		(4,505)
Net income (loss)						1,011	1,011
Balance at Dec. 31, 2015	$ 214		408,174	(20,091)	(8,616)	(276,860)	$ 102,821
Balance, shares at Dec. 31, 2015	77,636,864						77,636,864
Exercise of options and RSU's		[1]	75				$ 75
Exercise of options and RSU's, shares	132,065						72,832
Share-based compensation expense			1,071				$ 1,071
Other comprehensive income (loss), net					768		768
Net income (loss)						11,429	11,429
Balance at Dec. 31, 2016	$ 214		$ 409,320	$ (20,091)	$ (7,848)	$ (265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929						77,768,929

[1]	Represent an amount lower than $1.